Major Customers and Suppliers (Details)	6 Months Ended
	Jun. 30, 2021 customer item	Jun. 30, 2020 customer item
Revenue from Contract with Customer Benchmark [Member]
Concentration Risk Threshold Percentage	10.00%
Accounts Receivable [Member]
Concentration Risk Threshold Percentage	10.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers A
Concentration Risk, Percentage	52.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers B
Concentration Risk, Percentage	21.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers C
Concentration Risk, Percentage	10.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	26.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage	18.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage	14.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage	11.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer E [Member]
Concentration Risk, Percentage	11.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer F [Member]
Concentration Risk, Percentage	11.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage	32.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage	22.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage	21.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage	20.00%
Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage		33.00%
Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage		27.00%
Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage		24.00%
Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer F [Member]
Concentration Risk, Percentage		10.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Number of Customers	4	6
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	27.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage	22.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage	21.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage	12.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Customers	4	4
Major Suppliers [Member]
Concentration Risk Threshold Percentage	10.00%
Major Suppliers [Member] | Cost of Goods, Total [Member]
Number of Suppliers | item	3	2
Two Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers A
Concentration Risk, Percentage		62.00%
Two Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers B
Concentration Risk, Percentage		12.00%